Fair Value Measurements - Valuation Techniques and Significant Unobservable Inputs (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other investments — available-for-sale convertible notes		$ 34
Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other current liabilities - contingent consideration relating to acquisitions	$ 0
Other liabilities - contingent consideration relating to acquisitions	1
Other liabilities - IndiaCo share pledge	$ 0
Other investments — available-for-sale convertible notes		$ 34
Fair Value, Inputs, Level 3 | Probability weighted cash flow | Probability adjustment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other current liabilities - contingent consideration relating to acquisitions, measurement input	1
Other liabilities - contingent consideration relating to acquisitions, measurement input	1
Fair Value, Inputs, Level 3 | Discounted cash flow | Risk-adjusted discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other liabilities - IndiaCo share pledge, measurement input (in usd per share)	0.123
Fair Value, Inputs, Level 3 | Discounted cash flow | Price per share
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other investments - available-for-sale convertible notes, measurement input (in usd per share) | $ / shares		2.22